TAXES ON INCOME - Summary of Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 146,966	$ 125,170
Research and development costs carryforward	16,896	19,212
Capital loss carryforward	2,899	1,900
Inventory provision	1,006	1,608
Accrued expenses	849	1,732
Property and equipment	603	1,022
Lease liabilities	5,305	5,855
Other	1,490	2,419
Total deferred tax assets	176,014	158,918
Valuation allowance	(170,647)	(152,965)
Deferred tax liabilities:
Right-of-use assets	(5,335)	(5,862)
Other	(32)	(91)
Total deferred tax liabilities	(5,367)	(5,953)
Net deferred tax	$ 0	$ 0